Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 14,778	$ 14,798		$ 14,767
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	14,900			14,900
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 100			$ 100
Patent Rights [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of patent rights	10 years	10 years	10 years
Patent Rights [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of patent rights	18 years	18 years	18 years